CONSOLIDATED BALANCE SHEET - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash & cash equivalents	$ 67,552	$ 58,498
Deposits and advances		3,699
Related party receivables	190,581	94,575
Total current assets	258,133	156,772
Property and equipment, net	51,118	90,529
Intangible assets, net	13,590	2,044
Total assets	322,841	249,345
Current liabilities:
Accounts payable and accrued expenses	10,732	17,618
Total current liabilities	10,732	17,618
Total liabilities	10,732	17,618
Stockholders' equity (deficit):
Series A preferred stock, $0.001 par value. 10,000,000 shares authorized; 1 share issued and outstanding
Common stock, $0.001 par value. 40,000,000 shares authorized; 5,780,165 and 4,890,424 shares issued and outstanding as of December 31, 2020 and 2019, respectively	5,780	4,890
Additional paid-in capital	2,327,244	1,702,636
Accumulated other comprehensive loss	(98,265)	16,398
Accumulated deficit	(1,922,650)	(1,492,197)
Total stockholders' equity (deficit)	312,109	231,727
Total liabilities and stockholders' equity (deficit)	$ 322,841	$ 249,345